TEP FUND, INC.
                               Semi-Annual Report
                                  May 31, 1997

                                 TEP FUND, INC.
                          780 Third Avenue, Suite 3103
                             New York, NY 10017-2024
                                 (212) 421-6409

                                                                   July 23, 1997

To Our Shareholders:

It is with deep sorrow that I report the death of Sol Cooper (my husband), the Fund's Chairman and President since inception. He died on April 6, 1997.

The Board of Directors at its semi-annual meeting on May 20, 1997, elected me Chairperson and President. It is my intention to continue the policies established by my husband and the Board of Directors.

We are pleased to enclose a semi-annual dividend payment of $0.55 per share to stockholders of record as of June 25, 1997. We also enclose our May 31, 1997 report to stockholders.

There was a moderate increase in interest rates during the six months ended May 31, 1997. As a result, municipal bonds decreased in value. The Tep Fund, Inc. portfolio of tax-free bonds declined 1% in value during the period ended May 31, 1997. This accounted for the 1 % decrease in net asset value per share from $19.95 at November 30, 1996 to $19.71 at May 31, 1997.

Tep Fund, Inc. experienced one redemption of a high interest rate bond during the six months ended May 31, 1997, for $500,000. The inclusion of the gain on this redemption ($0.03 per share) enabled us to increase the dividend to $0.55 per share. This compares to last year's semi-annual dividend of $0.53 per share. Two more high interest bonds aggregating $600,000 will be redeemed this year. However, the pace of redemptions has slowed and therefore the decrease in interest income should slow. On the other hand the Fund will not benefit from capital gains on redemptions.

The management of Tep Fund, Inc. continues its policy of investing in only high quality municipal bonds, diversified by issuer and maturity. Our primary objectives are the safety of the Fund`s assets and obtaining a high return consistent with the high quality of the Fund's assets.

The Board of Directors join me in expressing our gratitude to the stockholders for their continued support and interest in Tep Fund, Inc.

                                        Sincerely


                                        /s/ Ethel Cooper
                                        -------------------------
                                        Ethel Cooper
                                        Chairperson and President

                                                       PUSTORINO,
                                                          PUGLISI      PP&C
                                                       & CO., LLP     [LOGO]
                                     CERTIFIED PUBLIC ACCOUNTANTS
                                               515 MADISON AVENUE
                                         NEW YORK, NEW YORK 10022
                              (212) 832-1110   FAX (212) 755-6748

To The Board of Directors and Shareholders
Tep Fund, Inc.
New York, New York 10016

We have reviewed the accompanying statement of net assets of Tep Fund, Inc., as of May 31, 1997 and 1996, including the portfolio of investments in tax-exempt securities as of May 31, 1997, and the related statements of operations and changes in net assets and the supplementary information for the six month periods then ended. All information included in these financial statements and the supplementary schedule is the representation of the management of Tep Fund, Inc.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial statements consists principally of inquiries of company personnel and analytical procedures applied to financial data. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and supplementary schedule taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modification that should be made to the accompanying financial statements and supplementary schedule for them to be in conformity with generally accepted accounting principles.

We have previously audited, in accordance with generally accepted auditing standards, the supplementary schedule for the years ended November 30, 1996 and 1995 and in our report dated January 3, 1997, we expressed an unqualified opinion on such supplementary information.


/s/ Pustorino, Puglisi, & Co., LLP

PUSTORINO, PUGLISI, & CO., LLP
New York, New York
June 30, 1997

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF NET ASSETS
                              MAY 31, 1997 AND 1996
                                   (UNAUDITED)

                                                        1997           1996
                                                    ------------   ------------

               ASSETS
               ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL
     BONDS
     (SCHEDULE AND NOTE 1)                          $ 11,721,299   $ 11,630,499

CASH & MONEY MARKET ACCOUNTS                             470,568        501,827

ACCRUED INTEREST RECEIVABLE                              185,574        200,546

PREPAID INSURANCE                                              0              0

                                                    ------------   ------------
          TOTAL ASSETS                                12,377,441     12,332,872

               LIABILITIES
               -----------

ACCRUED EXPENSES                                          10,867         11,150
                                                    ------------   ------------

SUBSEQUENT EVENT (NOTES 5)

          NET ASSETS                                $ 12,366,574   $ 12,321,722
                                                    ============   ============

          NET ASSETS PER SHARE (NOTE 4)
            (627,459 SHARES OUTSTANDING)            $      19.71   $      19.64
                                                    ============   ============

See Notes to Financial Statements and Accountant's Review Report.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDED MAY 31, 1997 AND 1996
                                   (UNAUDITED)

                                                        1997           1996
                                                    ------------   ------------

INVESTMENT INCOME:
     TAX-EXEMPT INTEREST (NOTE 1)                   $    355,813   $    364,044
                                                    ------------   ------------

EXPENSES:
     CUSTODIAN FEES                                        3,000          3,000
     DIRECTORS' FEES                                       2,250          2,250
     LEGAL FEES 945                                        3,140
     ACCOUNTING FEES                                       4,500          4,500
     REGISTRAR & TRANSFER, BANK FEES & REPORTS             1,386          2,487
     INSURANCE                                             1,145          1,145
     FRANCHISE TAXES                                         688            704
     INVESTMENT ADVISORY FEES (NOTE 2)                    15,355         15,637
                                                    ------------   ------------

          TOTAL EXPENSES                                  29,269         32,863
                                                    ------------   ------------

          NET INVESTMENT INCOME                          326,544        331,181
                                                    ------------   ------------

REALIZED GAIN FROM SECURITY TRANSACTIONS
     (NOTE 3)                                             19,790              0
                                                    ------------   ------------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
     BEGINNING OF PERIOD                                 833,098        942,342
     END OF PERIOD                                       675,026        647,830
                                                    ------------   ------------

     (DECREASE)/INCREASE IN UNREALIZED
       APPRECIATION ON INVESTMENTS                      (158,072)      (294,512)
                                                    ------------   ------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                    $    188,262   $     36,669
                                                    ============   ============

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                             8.23%          9.03%
                                                    ============   ============

See Notes to Financial Statements and Accountant's Review Report.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE SIX MONTHS ENDED MAY 31, 1997 AND 1996
                                   (UNAUDITED)

                                                        1997           1996
                                                    ------------   ------------

INCREASE IN NET ASSETS - OPERATIONS:

     NET INVESTMENT INCOME                          $    326,544   $    331,181

     REALIZED GAIN FROM SECURITY
       TRANSACTIONS                                       19,790              0

     (DECREASE)/INCREASE IN UNREALIZED
       APPRECIATION ON INVESTMENTS                      (158,072)      (294,512)
                                                    ------------   ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                              188,262         36,669

DIVIDENDS PAID TO SHAREHOLDERS ($.54
  PER SHARE IN 1997 AND $.59 IN 1996)*                  (338,828)      (370,201)
                                                    ------------   ------------

NET (DECREASE)/INCREASE IN NET ASSETS                   (150,566)      (333,532)

NET ASSETS:

     AT BEGINNING OF PERIOD                           12,517,140     12,655,254
                                                    ------------   ------------
     AT END OF PERIOD (INCLUDES UNDISTRIBUTED
     INVESTMENT INCOME OF $372,287 IN
     1997 AND $354,630 IN 1996)                     $ 12,366,574   $ 12,321,722
                                                    ============   ============

See Notes to Financial Statements and Accountant's Review Report

* DIVIDENDS:
     A dividend of $.53 per share was declared May 24, 1996 and was paid July 24, 1996
     A dividend of $.54 per share was declared November 26, 1996 and was paid January 22, 1997
     A dividend of $.55 per share was declared May 20, 1997 and is to be paid July 23, 1997

                                 TEP FUND, INC.
                          SUPPLEMENTARY PER SHARE DATA
                                   (UNAUDITED)

                                      FOR THE SIX MONTHS ENDED     FOR THE YEARS
                                            ENDED MAY 31,        ENDED NOVEMBER 30,

                                         ------------------      ------------------
                                          1997        1996        1996        1995
                                         ------      ------      ------      ------
SELECTED PER SHARE DATA:

INVESTMENT INCOME                        $ 0.57      $ 0.58      $ 1.17      $ 1.22
                                         ------      ------      ------      ------

EXPENSES                                 ($0.05)     ($0.05)     ($0.10)     ($0.10)
                                         ------      ------      ------      ------
NET INVESTMENT INCOME                    $ 0.52      $ 0.53      $ 1.07      $ 1.12

DIVIDENDS PAID TO SHAREHOLDERS           ($0.54)     ($0.59)     ($1.12)     ($1.25)

NET REALIZED GAIN (LOSS) FROM
     SECURITY TRANSACTIONS               $ 0.03      $ 0.00      $ 0.00      $ 0.08

NET (DECREASE)/INCREASE IN UNREALIZED
     APPRECIATION OF INVESTMENTS         ($0.25)     ($0.47)     ($0.17)     $ 1.20
                                         ------      ------      ------      ------

NET (DECREASE)/INCREASE IN
     NET ASSET VALUE                     ($0.24)     ($0.53)     ($0.22)     $ 1.15

NET ASSET VALUE:
     BEGINNING OF PERIOD                 $19.95      $20.17      $20.17      $19.01
                                         ------      ------      ------      ------

     END OF PERIOD                       $19.71      $19.54      $19.95      $20.17
                                         ======      ======      ======      ======

ANNUALIZED PERCENT OF EXPENSES TO
     AVERAGE NET ASSETS                    0.47%       0.53%       0.48%       0.49%
                                         ======      ======      ======      ======

ANNUALIZED PERCENT OF NET INVESTMENT
     INCOME TO AVERAGE NET ASSETS          5.25%       5.30%       5.35%       5.72%
                                         ======      ======      ======      ======

The number of shares outstanding during the periods above was 627,459. " Gain on security transaction of $1000 was less than $0.01 per share.

See Notes to Financial Statements and Accountants Review Report.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                              May 31, 1997 and 1996
                                   (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

     A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies:

          (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

          (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

          All securities owned by the Fund are held in a custodian account at Citibank, N.A.

          (iii) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. Long term capital gains realized during the six months ended May 31, 1997 and 1996 were $19,790 and $0, respectively. Long term capital gains will be included in the dividend to be paid July 23, 1997. The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $675,026 and $647,830 at May 31, 1997 and 1996, respectively.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                              May 31, 1997 and 1996
                                   (UNAUDITED)

NOTE 1 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

          (iv) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized under the straight-line method from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

     B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term taxexempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Only short-term tax-exempt instruments with a rating within the three highest grades by Moody's or S & P are purchased. Short term funds are invested in Citibank's Landmark Tax Free Reserve Fund. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer (except securities guaranteed by the United States government, its agencies or instrumentalities) if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

NOTE 2- INVESTMENT ADVISORY FEE

     Under the terms of a contract renewed for one year ending May 31, 1998, the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                              May 31, 1997 and 1996
                                   (UNAUDITED)

NOTE 3-PURCHASE AND SALES OF SECURITIES

     For the six months ended May 31, 1997 and 1996, the Fund made purchases of tax-exempt securities at a cost of $209,558 and $387,480 respectively.

     The Fund had redemptions of tax-exempt securities of $500,000 in 1997 and $704,000 in 1996. The amortized cost of these securities was $480,210 and $704,000, respectively, resulting in realized gains in 1997 of $19,790 and $0 in 1996.

NOTE 4-COMMON STOCK

     The company is authorized to issue 1,000,000 shares of common stock with a par value of $.10 per share. At May 31, 1997 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the six months ended May 31, 1997 and 1996.

NOTE 5- SUBSEQUENT EVENT

     On May 20, 1997 the Board of Directors declared a $.55 per share dividend, to be paid on July 23, 1997 to shareholders of record on June 25, 1997.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/97       5/31/97
------------------------------------------------------------------------------------------------------------------


  5.92%    CALIFORNIA
           ----------
           STATE GENERAL OBLIGATION                  8.200%      10/1/99    $  500,000    $  451,665    $  540,690
           VETS WELFARE 1980
           NON CALLABLE
           RATED A+/A1

           LOS ANGELES COMM. SERIES A                6.450%       7/1/17    $  150,000    $  153,000    $  153,126
           CALLABLE 7/1/04 @ 102 & 100 7/1/06
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL CALIFORNIA                                                 $  650,000    $  604,665    $  693,816

  2.23%    DELAWARE
           --------
           STATE GENERAL OBLIGATION                  5.900%      8/15/00    $  250,000    $  254,853    $  261,352
           NON CALLABLE
           RATED AA+/Aa1

  8.08%    FLORIDA
           -------
           ORLANDO UTILITY COMMISSION                9.625%      10/1/03    $  500,000    $  497,500    $  633,330
           WATER & ELECTRIC REVENUE
           NON CALLABLE
           RATED AAA/Aaa

           PALM BEACH COUNTY                         8.250%       7/1/04    $  100,000    $  100,000    $  103,322
           SOLID WASTE AUTH REV
           PRE-REFUNDED 7/1/97 @103
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  7.375%       7/1/19    $  100,000    $  100,500    $  108,013
           PRE-REFUNDED 7/1/99 @ 102
           RATED AA+/Aaa

           BOARD OF EDUCATION CAP OUTL               5.750%       1/1/12    $  100,000    $   99,900    $  102,084
           CALLABLE 1/1/04 @ 101
           RATED AA/Aa
                                                                            --------------------------------------
           TOTAL FLORIDA                                                    $  800,000    $  797,900    $  946,749

  4.43%    GEORGIA
           -------
           STATE ENVIRONMENTAL FACS.                 6.200%       7/1/11    $  500,000    $  498,500    $  519,235
           CALLABLE 7/1/99 @ 102
           RATED AA+/Aaa

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/97       5/31/97
------------------------------------------------------------------------------------------------------------------
  4.49%    HAWAII
           ------
           STATE GENERAL OBLIGATION                  7.200%       9/1/06    $  250,000    $  247,645    $  273,238
           PRE-REFUNDED 9/1/00 @ 101
           RATED A+/Aaa

           STATE GENERAL OBLIGATION                  5.000%       2/1/03    $  250,000    $  250,000    $  252,737
           NON-CALLABLE
           RATED A+/Aa3
                                                                            --------------------------------------
           TOTAL HAWAII                                                     $  500,000    $  497,645    $  525.975

  6.13%    ILLINOIS
           --------
           STATE GENERAL OBLIGATION                  9.500%     11/01/04    $  500,000    $  500,000    $  516,615
           PRE-REFUNDED 11/1/97 @ 101
           RATED AA-/Aa3

           ILLINOIS HEALTH FACS AUTH REV             5.500%      2/15/09    $  200,000    $  200,000    $  201,752
           SINAI HEALTH SYSTEM
           CALLABLE 2/15/06 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL ILLINOIS                                                   $  700,000    $  700,000      8718,367

4.41 %     LOUISIANA
           ---------
           STATE GENERAL OBLIGATION                  5.250%       8/1/03    $  300,000    $  301,193    $  306,993
           SERIES "A" NON CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  6.100%       5/1/11    $  200,000    $  199,000    $  209,862
           CALLABLE 5/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL LOUISIANA                                                  $  500,000    $  500,193    $  516,855

  2.19%    MARYLAND
           --------
           MONTGOMERY COUNTY                         5.300%       711101    $  250,000    $  250,753    $  256,545
           CONSTRUCTION IMPROVEMENT
           NON CALLABLE
           RATED AAA/Aaa

                       See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/97       5/31/97
------------------------------------------------------------------------------------------------------------------
  5.67%    MASSACHUSETTS
           -------------
           STATE GENERAL OBLIGATION                  6.000%       6/1/11    $  500,000    $  499,000    $  528,075
           FGIC INSURED
           PRE-REFUNDED 6/1/01 @ 100
           RATED AAA/Aaa

           STATE WATER RES AUTHORITY                 5.250%       3/1/13    $  140,000    $  137,480    $  136,188
           AMBAC INSURED
           CALLABLE 3/1/03 @ 102
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MASSACHUSETTS                                              $  640,000    $  636,480    $  664,263

  2.33%    MICHIGAN
           --------
           STATE ENVIRONMENTAL AUTH.                 6.250%      11/1/08    $  250,000    $  260,730    $  273,070
           PRE-REFUNDED 11/1/02 @ 102
           RATED AA/Aa2

  2.80%    MISSISSIPPI
           -----------
           STATE GENERAL OBLIGATION                  7.125%      10/1/07    $  300,000    $  297,792    $  329,901
           PRE-REFUNDED 10/1/00 @ 102
           RATED AAA/Aaa

  0.86%    MISSOURI
           --------
           STATE GENERAL OBLIGATION                  5.100%       8/1/09    $  100,000    $   99,750    $  100,390
           WATER POLLUTION SERIES A
           CALLABLE 8/1/03 @ 102
           RATED AAA/Aaa

  4.57%    NEVADA
           ------
           STATE GENERAL OBLIGATION                  7.000%       8/1/06    $  250,000    $  246,875    $  268,430
           PRE-REFUNDED 8/1/99 @ 102
           RATED AA/Aa

           STATE GENERAL OBLIGATION                  6.500%      10/1/09    $  250,000    $  262,679    $  267,283
           CALLABLE 10/1/02 @ 101
           RATED AA/Aa
                                                                            --------------------------------------
           TOTAL NEVADA                                                     $  500,000    $  509,554    $  535,713

1.31 %     NEW HAMPSHIRE
           -------------
           STATE GENERAL OBLIGATION                  5.250%      7/15/04    $  150,000    $  150,924    $  154,018
           SERIES "B"
           CALLABLE 7/15/03 @ 102
           MSF 1/15/04 @ 100
           RATED AA+/Aa

                       See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/97       5/31/97
------------------------------------------------------------------------------------------------------------------
  2.25%    NEW JERSEY
           ----------
           STATE GENERAL OBLIGATION                  6.000%     2/15/1()    $  250,000    $  249,125    $  263,853
           CALLABLE 2/15/03 @ 102
           RATED AA+/Aa1

 11.32%    NEW YORK
           --------
           NEW YORK STATE MED CAR FACS               5.750%      8/15/19    $  100,000    $  100,000    $  100,148
           REV HOSP & NURSING HOME
           CALLABLE 8/15/04 @ 100
           FHA INSURED
           RATED AAA

           BOARD OF EDUCATION                        5.600%      6/15/01    $  100,000    $  101,172    $  103,239
           STATE GENERAL OBLIGATION
           NON CALLABLE
           RATED A-/A2

           N.Y. MED CARE FACS. FIN. AGENC            6.600%      2/15/31    $  250,000    $  253,361    $  261,620
           REV. HOSPITAL & NURSING HOME
           CALLABLE 2/15/05 @ 100
           SKG FUND 2/07-2/2011
           FHA INSURED
           RATED AAA/Aa

           STATE DORMITORY AUTHORITY                 5.700        7/1/97    $  125,000    $  125,067    $  125,176
           FOUNDLING CHARITABLE CORP
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           N.Y. MED CARE FACS. FIN. AGENC            6.600%      2/15/09    $  500,000    $  498,825    $  549,375
           CALLABLE 2/15/05 @ 102
           FHA/AMBAC INSURED
           RATED AAA/Aaa

           THRUWAY AUTHORITY SVC.                    6.000%       1/1/04    $  175,000    $  184,282    $  187,091
           HWY & BRDG-SERIES A
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW YORK                                                   $1,250,000    $1,262,707    $1,326,649

                       See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/97       5/31/97
------------------------------------------------------------------------------------------------------------------
  4.85%    OHIO
           ----
           STATE G.O. INFRASTRUCTURE IMP             6.650%       9/1/09    $  500,000    $  538,599    $  568,135
           NON CALLABLE
           SINKING FUND 9/1/05
           RATED AA/Aa

  5.04%    PENNSYLVANIA
           ------------
           GENERAL OBLIGATIONS                       6.500%      11/1/04    $  400,000    $  398,208    $  436,072
           SECOND SERIES A
           PRE-REFUNDED 11/1/01 @ 101.5
           MBIA INSURED
           RATED AAA/Aaa

           STATE RFDG & PROJS                        6.400%       1/1/99    $  150,000    $  154,605    $  154,833
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL PENNSYLVANIA                                               $  550,000    $  552,813    $  590,905

  3.65%    RHODE ISLAND
           ------------
           BOARD OF EDUCATION                        6.100%      6/15/03    $  100,000    $  102,826    $  107,025
           CALLABLE 6/15/02 @ 102
           FGIC INSURED
           RATED AAA/Aaa
           GENERAL OBLIGATIONS

           CONSTRUCTION IMPROVEMENT                  6.250%      5/15/09    $  300,000    $  300,000    $  320,625
           SERIES B
           PRE-REFUNDED 5/15/00 @ 102
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL RHODE ISLAND                                               $  400,000    $  402,826    $  427,650

                       See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/97       5/31/97
------------------------------------------------------------------------------------------------------------------
  8.63%    TEXAS
           -----
           STATE SERIES A                            6.750%      10/1/99    $  200,000    $  206,951    $  206,918
           TEXAS STATE PUBLIC FINANCE
           PRE-REFUNDED 10/1/98 @ 100
           RATED AA/Aa

           STATE PUBLIC FINANCE AUTH.                6.000%      10/1/05    $  125,000    $  125,000    $  134,692
           G.O. OF TEXAS
           SERIES "A" DATED 9/30/92
           NON CALLABLE
           RATED AA/Aa

           STATE PUBLIC FINANCE AUTH.                6.000%      10/1/06    $  150,000    $  148,598    $  162,193
           G.O. OF TEXAS
           NON CALLABLE
           RATED AA/Aa

           STATE WATER DEVELOPMENT                   7.750%       8/1/09    $  250,000    $  246,975    $  259,400
           G.O. OF TEXAS
           SERIES "B" DATED 6/1/88
           CALLABLE 8/1/98 @ 100
           RATED AA/Aa

           CHANNELVIEW GENERAL OBLG.                 5.000%      8/15/08    $  250,000    $  248,750    $  248,500
           CALLABLE 8/15/04 @ 100
           PSF GUARANTEED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL TEXAS                                                      $  975,000    $  976,274    $1,011,703

  3.58%    WASHINGTON
           ----------
           STATE GENERAL OBLIGATION                  6.400%       3/1/09    $  250,000    $  245,125    $  265,903
           SERIES "A"
           PRE-REFUNDED 3-1-01 @ 100
           RATED AA/Aa

           STATE GENERAL OBLIGATION                  5.500%       5/1/10    $  150,000    $  151,253    $  154,092
           SERIES "B"
           NON CALLABLE
           RATED AA/Aa
                                                                            --------------------------------------
           TOTAL WASHINGTON                                                 $  400,000    $  396,378    $  419,995

                       See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/97       5/31/97
------------------------------------------------------------------------------------------------------------------
  3.47%    WISCONSIN
           ---------
           STATE GENERAL OBLIGATION                  6.100%       5/1/05    $  150,000    $  157,814    $  161,709
           NON-CALLABLE
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  5.000%       5/1/09    $  250,000    $  250,000    $  244,745
           SERIES A
           CALLABLE 5/1/06 @ 100
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL WISCONSIN                                                  $  400,000    $  407,814    $  406,454

  1.79%    WYOMING
           -------
           COMMUNITY DEVELOPMENT AUTH                6.650%       6/1/13    $  200,000    $  200,000    $  209,706
           SERIES B
           GUARANTEED MORTGAGE LOANS
           CALLABLE 6/1/04 @ 102 & 6/1/06 @ 100
           RATED AA/Aa2

                                                                           ---------------------------------------
           100% TOTAL INVESTMENT                                           $11,015,000   $11,046,275   $11,721,299
                                                                           =======================================

                       See Notes to Financial Statements.